Deposits (Details Narrative) - CAD ($) $ in Millions	Jul. 31, 2021	Jun. 30, 2021	Oct. 31, 2020
Deposits
Aggregate amount of term deposits in denominations of $100,000 or more	$ 275,000		$ 287,000
Redemption of TD Capital Trust IV Notes - Series 3		$ 750